Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities
As of June 30, 2022 and December 31, 2021, accrued expenses consist of the following:

	June 30, 2022	December 31, 2021
Accrued payroll and payroll taxes	$521,000	$1,317,000
Income taxes payable	150,000	—
Deferred revenue	757,000	401,000
Warranty liability	—	47,000
Other accrued expenses	121,000	130,000

	$1,549,000	$1,895,000

As of December 31, 2021 and 2020, accrued expenses consist of the following:

	December 31,
	2021	2020
Accrued payroll and payroll taxes	$1,237,000	$950,000
Contract liabilities	401,000	96,000
Warranty liability	47,000	47,000
Other accrued expenses	210,000	407,000

	$1,895,000	$1,500,000